CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME
Interest income on loans	¥ 118,396	¥ 141,857	¥ 119,639
Interest expense
Interest expenses on loans	(19,846)	(26,451)	(33,791)
Business related taxes and surcharges	(435)	(590)	(674)
Total interest expense	(20,281)	(27,041)	(34,465)
Net interest income	98,115	114,816	85,174
Credit impairment losses	(24,694)	(66,904)	(3,580)
Net interest income after credit impairment losses	73,421	47,912	81,594
Non-interest and other income	173	438	815
Operating costs and expenses
Sales and marketing	(1,698)	(1,794)	(3,138)
General and administrative	(13,280)	(20,368)	(34,895)
Total operating costs and expenses	(14,978)	(22,162)	(38,033)
Profit before income taxes	58,616	26,188	44,376
Income tax expense	0	(18,033)	(15,550)
Net profit	58,616	8,155	28,826
Net profit attributable to:
Equity holders of the Company	46,893	6,524	23,061
Non-controlling interest	11,723	1,631	5,765
Other comprehensive income for the year
Net profit	58,616	8,155	28,826
Exchange differences on translation of financial statements of entities outside the mainland of the People's Republic of China	(405)	616	0
Total comprehensive income for the year	58,211	8,771	28,826
Total comprehensive income attributable to:
Equity holders of the Company	46,569	7,017	23,061
Non-controlling interests	11,642	1,754	5,765
Total comprehensive income	¥ 58,211	¥ 8,771	¥ 28,826
Basic and diluted earnings per share for the profit attributable to the equity holders of the Company during the year (expressed in RMB per share)	¥ 0.05	¥ 0.01	¥ 0.10
Weighted average number of shares outstanding in the year	1,001,046,568	1,000,171,839	236,180,071